Major Customers (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Total	$ 1,705,457	$ 1,819,421	$ 1,426,808	$ 1,289,428	$ 1,225,169	$ 3,193,010	$ 2,716,236	$ 4,535,857	$ 2,998,546	$ 6,502,962	$ 4,679,741
Revenues Percentage										100.00%	100.00%
Company A [Member]
Product Information [Line Items]
Total										$ 1,270,064	$ 1,776,824
Revenues Percentage										20.00%	36.00%
Company B [Member]
Product Information [Line Items]
Total										$ 797,972	$ 1,053,321
Revenues Percentage										12.00%	22.00%
Company C [Member]
Product Information [Line Items]
Total										$ 772,320	$ 305,980
Revenues Percentage										12.00%	7.00%
Company D [Member]
Product Information [Line Items]
Total										$ 644,702	$ 278,499
Revenues Percentage										10.00%	6.00%
Company E [Member]
Product Information [Line Items]
Total										$ 628,741	$ 71,030
Revenues Percentage										10.00%	2.00%
All other customers [Member]
Product Information [Line Items]
Total										$ 2,389,163	$ 1,193,587
Revenues Percentage										36.00%	25.00%